Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended				9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024		Jul. 31, 2025	Jul. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 2,527	$ 2,032	$ 1,912	[1]	$ 5,552	$ 6,203	[1]
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	479	(1,847)	(814)		277	(1,813)
Net gains (losses) on hedges of net investments in foreign operations	(410)	539	377		(554)	618
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	15	(21)	(3)		(2)	(4)
Net gains (losses) on hedges of net investments in foreign operations	(114)	149	103		(155)	165
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	168	(1,436)	(537)		(120)	(1,356)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	(692)	1,164	2,151		612	2,817
Reclassification of net (gains) losses to net income	935	(1,056)	(1,811)		(228)	(1,914)
Income tax expense (benefit):
Net gains (losses) in fair value	(191)	311	582		152	763
Reclassification of net (gains) losses to net income	246	(286)	(494)		(64)	(511)
Other comprehensive income net of tax available for sale financial assets net of tax	188	83	252		296	651
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	96	2,522	2,777		2,414	3,701
Reclassification of net (gains) losses to net income	(572)	(1,759)	(1,114)		(1,668)	(1,348)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	2	758	773		728	1,035
Reclassification of net (gains) losses to net income	(117)	(561)	(309)		(523)	(368)
Other comprehensive income net of tax cash flow hedges	(361)	566	1,199		541	1,686
Net changes in finance income/(expense) from insurance contracts:
Net finance income/(expense) from insurance contracts		(2)	(2)		3	5
Income tax expense (benefit)		(1)				1
Other comprehensive income on finance income/(expense) from insurance contracts		(1)	(2)		3	4
Other comprehensive income (loss) from investments in associates	43	110	1		91	(2)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	270	(255)	120		275	(121)
Income tax expense (benefit)	65	(69)	33		74	(39)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	205	(186)	87		201	(82)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	20	49	125		73	306
Income tax expense (benefit)	(2)	34	35		24	59
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	22	15	90		49	247
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(562)	512	127		(314)	(758)
Income tax expense (benefit)	(156)	142	36		(87)	(210)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(406)	370	91		(227)	(548)
Other comprehensive income (loss) from investments in associates		14			7	1
Other comprehensive income (loss)	(141)	(465)	1,181		841	601
Comprehensive income (loss)	2,386	1,567	3,093		6,393	6,804
Comprehensive income (loss) attributable to non-controlling interests	58	(7)	13		(14)	55
Comprehensive income (loss) attributable to equity holders of the Bank	2,328	1,574	3,080		6,407	6,749
Preferred shareholders and other equity instrument holders	134	135	120		391	351
Common shareholders	$ 2,194	$ 1,439	$ 2,960		$ 6,016	$ 6,398

[1]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.